Stock-based Compensation - Narrative (Details) $ in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
	Mar. 26, 2026 shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 CAD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) shares	Mar. 25, 2026 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares) | shares		0	0	0	0	0	0
Intrinsic value of stock options exercised | $					$ 23,626		$ 307
Capitalized stock-based compensation | $		$ 80	$ 48	$ 111		$ 101
Nonvested award, option, cost not yet recognized, amount | $		$ 53,252		$ 53,252
Nonvested award, cost not yet recognized, period for recognition				2 years 9 months 18 days	2 years 9 months 18 days
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period				10 years	10 years
Expiration period from employee termination				90 days	90 days
Employee Stock Option | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rights, percentage				25.00%	25.00%
Award vesting period				1 year	1 year
Employee Stock Option | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period				36 months	36 months
2017 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares) | shares	15,726,911							1,393,773
2018 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares) | shares	64,873,614							5,749,323
Xanadu Omnibus Long-Term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of outstanding stock maximum	15.00%